Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Loans to principal officers, directors, and their affiliates were as follows:

(dollars in thousands)	March 31, 2018	December 31, 2017
Beginning balance	$2,300	$3,445
New loans and advances	300	2,200
Repayments	(500)	(3,345)

Ending balance	$2,100	$2,300

Loans to principal officers, directors, and their affiliates were as follows:

(dollars in thousands)	2017	2016
Beginning balance	$3,445	$3,971
New loans and advances	2,200	1,274
Repayments	(3,345)	(1,800)

Ending balance	$2,300	$3,445